ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) vessel drilling_rig	Dec. 31, 2016 USD ($) vessel	Oct. 31, 2015 vessel
Accounting Policies [Abstract]
Number of ultra deepwater drilling units owned | drilling_rig	2
Number of wholly-owned subsidiaries that own drilling rigs | vessel	3
Number of jack-up drilling rigs owned by wholly-owned subsidiaries account for using the equity method | drilling_rig	1
Property, Plant and Equipment [Line Items]
Number of container vessels contracted to be chartered in | vessel	2	1	2
Allowance for Doubtful Accounts Receivable | $	$ 0	$ 0
Offshore vessels and rigs [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life (in years)	30 years
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life (in years)	25 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation, rate	20.00%